SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Governmental authorities	$ 7,468	$ 6,184
Prepaid expenses	4,220	3,784
Deferred charges	7,100	3,817
Employees	39	90
Grants receivable		276
Advance payments to suppliers	1,136	1,824
Derivative instruments	170
Deferred taxes		64
Other	1,553	978
Other current assets	$ 21,686	$ 17,017